Advertising Costs (Additional Information) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure Advertising Costs Additional Information [Abstract]
Advertising costs expensed	$ 288	$ 245	$ 288